NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2022
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
Schedule of cash flows generated from operating activities

		For the years ended December 31
	Notes	2022	2021	2020

Cash flows generated from operating activities
Profit before income tax		13,208,968	14,186,428	2,886,012
Adjustments for:
Share of profits of joint ventures	9(a)	(178,910)	(164,100)	(180,502)
Share of (profits)/losses of associates	9(b)	(130,632)	423,247	93,518
Depreciation of property, plant and equipment	7	8,943,617	9,157,951	8,653,823
Depreciation of investment properties	8	44,777	24,450	24,405
Depreciation of right-of-use assets	22(a)	1,282,362	771,951	745,245
Amortization of intangible assets	6	502,921	407,287	493,412
Amortization of prepaid expenses included in other non-current assets		200,142	199,475	278,158
(Gains)/losses on disposal of other property, plant and equipment, land use rights, net	30	(323,659)	679,397	223,206
Impairment losses on property, plant and equipment	7	3,795,420	4,064,673	681,257
Impairment losses of intangible assets	6	75,842	415,659	416
Impairment losses of right-of-use assets	22(a)	—	105,305	15,790
Impairment losses of inventory	13	938,966	470,464	1,411,908
Impairment (reversals)/losses of trade and notes receivables	28	(3,674)	326,153	314,822
Impairment (reversals)/losses of other current assets	28	(8,298)	1,048,896	653,120
Impairment losses of other non-current assets	28	426,111	15,716	—
Impairment losses of investments in joint ventures and associates	9(b)	75,997	—	—
Realized and unrealized (gains)/losses on futures, option and forward contracts	30	(295,882)	604,734	(512,984)
(Gains)/losses on disposal of subsidiaries	30	(86,343)	27,404	(11,305)
Gains on disposal of business		(27,804)	—	—
(Losses)/gains on disposal of investments in joint ventures and associates		—	(6,663)	27,736
Losses on accounts receivable factoring and others		3,808	91,283	—
Gains on debt restructuring		—	—	(5,020)
Dividends of equity investments at fair value through other comprehensive income		(11,499)	(15,296)	(125,015)
Finance costs		3,785,280	4,436,030	5,068,257
Change in special reserve		(17,684)	208,886	32,573
		32,199,826	37,479,330	20,768,832

Changes in working capital:
(Increase)/decrease in inventories		(4,008,634)	1,324,101	(1,912,675)
Increase in trade and notes receivables		(1,328,745)	(794,608)	(4,366,288)
Decrease in other current assets		139,610	125,731	230,869
(Increase)/decrease in restricted cash		(1,042,261)	300,472	395,872
(Increase)/decrease in other non-current assets		98,364	25,803	(70,637)
Increase/(decrease) in trade and notes payables		4,713,149	(2,189,748)	3,521,798
(Decrease)/increase in other payables and accrued liabilities		(137,209)	1,712,674	1,884,283
Decrease in other non-current liabilities		(76,287)	(62,592)	(177,045)
Cash generated from operations		30,557,813	37,921,163	20,275,009
Mainland China corporate income taxes paid		(2,812,635)	(2,764,917)	(856,477)
Net cash generated from operating activities		27,745,178	35,156,246	19,418,532

Major non-cash transactions of investing activities and financing activities

Notes receivables endorsed for settlement of purchases of property, plant and equipment and lease liabilities		1,515,934	3,135,322	2,276,782
(Decrease)/increase of right-of-use assets		(439,109)	6,269,450	(7,361)
Investments in other financial assets measured at fair value		1,417,129	—	—
Acquisition of business		—	—	42,230
		2,493,954	9,404,772	2,311,651

Schedule of reconciliation of liabilities arising from financing activities

	Liabilities from financing activities					Other assets
				Other payables
				arising from
		Medium-term		financing		Cash/bank
	Borrowings	notes and bonds	Leases	activities	Sub Total	Overdraft	Total
Net debt As of January 1, 2021	79,448,062	21,386,635	5,629,835	913,645	107,378,177	899,955	108,278,132
Financing cash flows	(18,233,691)	3,276,882	(554,668)	(4,480,712)	(19,992,189)	—	(19,992,189)
New leases and modification of contract	—	—	6,073,418	—	6,073,418	—	6,073,418
Foreign exchange adjustments	(30,537)	(143,597)	—	—	(174,134)	—	(174,134)
Finance expenses	—	143,080	344,886	3,942,711	4,430,677	—	4,430,677
Dividends declared	—	—	—	645,286	645,286	—	645,286
Transfer between bank deposits and overdrafts	—	—	—	—	—	(899,955)	(899,955)

Net debt As of December 31, 2021	61,183,834	24,663,000	11,493,471	1,020,930	98,361,235	—	98,361,235

Financing cash flows	(7,396,786)	(3,051,965)	(1,599,072)	(6,238,038)	(18,285,861)	—	(18,285,861)
New leases and modification of contract	—	—	(473,748)	—	(473,748)	—	(473,748)
Foreign exchange adjustments	223,612	585,868	—	—	809,480	—	809,480
Finance expenses	—	149,049	678,855	2,948,758	3,776,662	—	3,776,662
Dividends declared	—	—	—	3,142,987	3,142,987	—	3,142,987
Transfer between bank deposits and overdrafts	—	—	—	—	—	—	—

Net debt As of December 31, 2022	54,010,660	22,345,952	10,099,506	874,637	87,330,755	—	87,330,755

Schedule of total cash outflow for leases

	For the years ended December 31
	2022	2021	2020
Within operating activities	65,163	52,728	253,334
Within financing activities	1,599,072	554,668	1,748,202
	1,664,235	607,396	2,001,536